Summary of Significant Accounting Policies (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Mar. 25, 2025
Summary of Significant Accounting Policies [Line Items]
Carrying value	$ 12,112
Interest income	$ 112
Interest rate	3.74%
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description	Our chief operating decision maker (“CODM”), the Chief Executive Officer, manages the Company’s business activities as one single operating and reportable segment at the consolidated level. Accordingly, our CODM uses consolidated net income to measure segment profit or loss, allocate resources and assess performance.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer [Member]
Fair market value (in Dollars per share)			$ 6.25
Amortized on a straight-line basis	10 years
Revenue	$ 4,665	$ 919
Remaining performance obligations	266
Interest and penalties	$ 0
Customer Concentration Risk [Member] | Customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration of risk	10.00%
Customer Concentration Risk [Member] | Customer E [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration of risk	100.00%
Customer Concentration Risk [Member] | Customer E [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration of risk	71.00%
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration of risk		36.00%
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration of risk		31.00%
Customer Concentration Risk [Member] | Customer C [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration of risk		18.00%
Customer Concentration Risk [Member] | Customer C [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration of risk		17.00%
Customer Concentration Risk [Member] | Customer D [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration of risk		28.00%
Customer Concentration Risk [Member] | Customer F [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration of risk		54.00%
Equity Option [Member]
Summary of Significant Accounting Policies [Line Items]
Anti-dilutive shares (in Shares)	1,546,675
Product and Service, Other [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue	$ 13,800
Government Contracts [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue	4,400	$ 854
Remaining performance obligations	$ 10,200	$ 65